Retirement benefits - Defined Benefit Plans - Life Expectancy Assumptions at Retirement Age (Detail) - Pension plans [member] - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United Kingdom [member]
Disclosure Of Forecast Life Expectancies [Line Items]
Current pensioners at 65 - male	24	24	26
Current pensioners at 65 - female	26	26	29
Future pensioners at 65 - male	25	25	28
Future pensioners at 65 - female	28	28	31
United States [member]
Disclosure Of Forecast Life Expectancies [Line Items]
Current pensioners at 65 - male	21	21	21
Current pensioners at 65 - female	23	23	23
Future pensioners at 65 - male	22	22	23
Future pensioners at 65 - female	24	24	25